Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-tax (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ (130,169)	¥ 196,508
Amortization of net actuarial loss (gain)	15,532	36,483
Amortization of prior service benefit	(319)	(318)
Total recognized in other comprehensive income (loss) before-tax	¥ (114,956)	¥ 232,673